Revenues, in Canadian dollars, in each of these geographic location for years ended December 31, 2021 and 2020 is as follows: (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Revenue	$ 167,364,286	$ 72,963,481
Revenue	167,364,286	72,758,717
Canada [Member]
IfrsStatementLineItems [Line Items]
Revenue	2,501,988	3,047,706
U S A [Member]
IfrsStatementLineItems [Line Items]
Revenue	147,761,804	56,926,784
All Other Countries [Member]
IfrsStatementLineItems [Line Items]
Revenue	$ 17,100,494	$ 12,988,991